GENERAL (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity Incorporation, Date of Incorporation	Aug. 02, 1988	Aug. 02, 1988
Cash, Cash Equivalents, and Short-Term Investments	$ 6,349	$ 6,385	$ 8,202